Long Term Liabilities to Banks and Others (Tables)	12 Months Ended
Dec. 31, 2018
Long Term Liabilities to Banks and Others [Abstract]
Schedule of long term liabilities to banks and others composition

Interest rate	Currency	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
%		December 31, 2018			December 31, 2017

2.5-5.81	NIS (Unlinked)	$203,150	65,453	137,697	$132,753
Libor +2.2	NIS (Linked to USD)	2,666	836	1,830	2,863
		$205,816	66,289	139,527	$135,616

Schedule of long term liabilities to banks and others maturity dates

	December 31,
	2018	2017
First year (current maturities)	$66,289	$43,701
Second year	47,731	53,645
Third year	33,893	34,270
Fourth year	30,776	19,066
Fifth year and thereafter	27,127	28,635
Total	$205,816	$179,317